Summary of significant accounting policies - Revenue recognition, Backlog (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disaggregation of Revenue
Number of performance obligations | item			1
Period of receiving home closing proceeds (in days)			5 days
Revenue	$ 94,826,702	$ 108,436,860	$ 477,045,949	$ 432,891,510	$ 327,254,305
Contract asset included in Prepaid expense and other assets			611,343	1,361,590
Contract liability included in Other accrued expenses			305,701	957,926
Loss on contracts recognized			$ 0	$ 0	$ 0
Number of units in backlog | item			276	800
Backlog revenue			$ 86,000,000	$ 210,000,000
Backlog cancellation rate			17.50%	14.20%	11.40%
Sale Leaseback Of Model Homes
Disaggregation of Revenue
Revenue			$ 5,188,716
Contract asset included in Prepaid expense and other assets			435,264
Contract liability included in Other accrued expenses			435,264
Transferred at Point in Time
Disaggregation of Revenue
Revenue	92,389,410		104,450,041	$ 419,714,758	$ 318,041,199
Transferred over Time
Disaggregation of Revenue
Revenue	$ 2,437,292	$ 3,986,819	$ 20,253,944	$ 13,176,752	$ 9,213,106